COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 29, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments and commitments

We lease office facilities, retail locations, and warehouses for our operations under non-cancelable operating leases. Total future minimum lease payments and commitments under non-cancelable agreements at December 29, 2018 were as follows (in thousands):

		Fiscal
	Total	2019	2020	2021	2022	2023	Thereafter
Operating leases	$46,259	$4,670	$5,024	$4,405	$4,486	$4,627	$23,047
Other noncancelable agreements (1)	45,498	15,345	14,298	10,961	2,497	2,397	—
	$91,757	$20,015	$19,322	$15,366	$6,983	$7,024	$23,047